Note 14 - Earnings Per Share - Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2019
Net income (loss)		$ 5,743	$ 4,744	$ (4,147)	$ (80,831)	$ (16,429)	$ 10,487	$ (84,978)	$ (85,034)	$ (11,579)
Participating basic earnings (a)	[1]	(407)					(743)
Basic and diluted net income (loss) attributable to common stockholders		5,336				$ (16,429)	9,744
Reallocation of participating earnings		0					1
Diluted net income attributable to common stockholders		$ 5,336					$ 9,745
Basic weighted average shares outstanding (in shares)		92,676				91,629	92,634
Dilutive warrants and unvested stock options (in shares)		0					196
Diluted weighted average shares outstanding (in shares)		92,676				91,629	92,830

[1]	Unvested restricted stock awards represent participating securities because they participate in nonforfeitable dividends with the common equity holders of the Company. Vested stock options represent participating securities because they participate in dividend equivalents with the common equity holders of the Company. Participating earnings represent the distributed and undistributed earnings of the Company attributable to the participating securities. Unvested stock options do not represent participating securities because, while they participate in dividend equivalents with the common equity holders of the Company, the dividend equivalents associated with unvested stock options are forfeitable in connection with the forfeitability of the underlying stock options.